VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	June 30, 2018	December 31, 2017
Cost	2,530,361	2,256,747
Accumulated depreciation	458,071	494,151
Vessels and equipment, net	2,072,290	1,762,596